Reconciliation of Income Tax Expense at Effective Statutory Tax Rate to Actual Income Tax Expense (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013	Mar. 31, 2012
Reconciliation of Statutory Federal Tax Rate [Line Items]
Income before income tax expense (benefit)	¥ 726,343		¥ 885,180	¥ 662,835
Effective statutory tax rate	38.01%		38.01%	40.69%
Income tax calculated at the statutory tax rate	276,083		336,457	269,708
Income not subject to tax	(22,354)		(18,320)	(18,295)
Expenses not deductible for tax purposes	1,550		1,348	1,469
Tax rate differentials of subsidiaries	(1,611)		(10,535)	(4,142)
Change in valuation allowance	(50,933)		(1,352,597)	(371,271)
Change in undistributed earnings of subsidiaries	932		12,233	(7,118)
Change in net operating loss carryforwards resulting from intercompany capital transactions	235		227	162
Expiration of net operating loss carryforwards	6,313		1,026,439	33,576
Effect of enacted change in tax rates	15,786	[1]		107,011	[2]
Other	107		8,772	2,778
Income tax expense (benefit)	¥ 226,108		¥ 4,024	¥ 13,878

[1]	On March 20, 2014, the National Diet of Japan approved a bill affecting the statutory tax rates of MHFG and its domestic subsidiaries. As a result, the statutory tax rate concerning MHFG's tax returns for the fiscal year ending March 31, 2015 will be reduced to 35.64% from the previous rate of 38.01%. The decrease of the Group's balance of net deferred tax assets, reflecting such tax rate reductions, was recognized in Income tax expense in the fiscal year ended March 31, 2014.
[2]	On November 30, 2011, the National Diet of Japan approved two bills affecting the statutory tax rates of MHFG and its domestic subsidiaries. As a result, the statutory tax rate concerning MHFG's tax returns for the fiscal years ended March 31, 2013 and 2014 has been reduced to 38.01% from the previous rate of 40.69%. Also, the rates for the fiscal year ending March 31, 2015 and for the fiscal years ending March 31, 2016 and thereafter will be 38.01% and 35.64%, respectively. The decrease of the Group's balance of net deferred tax assets, reflecting such tax rate reductions, was recognized in Income tax expense in the fiscal year ended March 31, 2012.